Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 7,237,004	$ 1,135,644	¥ 8,658,559	¥ 8,420,751
Cost of revenues (including related party transactions of RMB41,591, RMB61,566 and RMB68,639 (US$10,771) for the years ended December 31, 2019, 2020 and 2021, respectively)		(1,047,892)	(164,437)	(961,170)	(960,292)
Gross profit		6,189,112	971,207	7,697,389	7,460,459
Operating expenses:
Sales and marketing expenses		(2,759,905)	(433,089)	(3,246,507)	(3,093,345)
General and administrative expenses (including provision for doubtful accounts of RMB36,676, RMB95,683 and RMB 53,294 (US$8,363) for the years ended December 31, 2019, 2020 and 2021, respectively)		(543,799)	(85,334)	(381,843)	(317,967)
Product development expenses		(1,398,037)	(219,383)	(1,364,227)	(1,291,054)
Total Operating expenses (including related party transactions of RMB67,810, RMB99,763 and RMB108,955 (US$17,097) for the years ended December 31, 2019, 2020 and 2021, respectively)		(4,701,741)	(737,806)	(4,992,577)	(4,702,366)
Other operating income, net		294,241	46,173	443,215	477,699
Operating profit		1,781,612	279,574	3,148,027	3,235,792
Interest and investment income, net (including related party transactions of RMB47,459, RMB63,558 and RMB136,613 (US$21,438) for the years ended December 31, 2019, 2020 and 2021, respectively)		395,245	62,022	521,731	464,529
Earnings/(loss) from equity method investments		301	47	(1,246)	685
Income before income taxes		2,177,158	341,643	3,668,512	3,701,006
Income tax expense		(34,006)	(5,336)	(260,945)	(500,361)
Net income		2,143,152	336,307	3,407,567	3,200,645
Net (income)/loss attributable to noncontrolling interests		105,633	16,576	(2,338)	(679)
Net income attributable to Autohome Inc.		¥ 2,248,785	$ 352,883	¥ 3,405,229	¥ 3,199,966
Earnings per share for ordinary shares:
Basic | (per share)	[1]	¥ 4.30	$ 0.67	¥ 7.13	¥ 6.75
Diluted | (per share)	[1]	¥ 4.29	$ 0.67	¥ 7.10	¥ 6.69
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	[1]	499,861,764	499,861,764	477,467,268	474,328,384
Diluted	[1]	500,481,540	500,481,540	479,686,380	478,060,988
Net income		¥ 2,143,152	$ 336,307	¥ 3,407,567	¥ 3,200,645
Other comprehensive income/(loss)
Foreign currency translation adjustments		(106,893)	(16,774)	(86,120)	20,040
Comprehensive income		2,036,259	319,533	3,321,447	3,220,685
Comprehensive (income)/ loss attributable to noncontrolling interests		100,326	15,743	(2,338)	(679)
Comprehensive income attributable to Autohome Inc.		2,136,585	335,276	3,319,109	3,220,006
Accretion of mezzanine equity		(411,792)	(64,619)
Accretion attributable to noncontrolling interests		311,573	48,893
Net income attributable to ordinary shareholders		¥ 2,148,566	$ 337,157	¥ 3,405,229	¥ 3,199,966
ADR [Member]
Earnings per share for ordinary shares:
Basic | (per share)		¥ 17.19	$ 2.70	¥ 28.53	¥ 26.99
Diluted | (per share)		¥ 17.17	$ 2.69	¥ 28.40	¥ 26.77
Media Services [Member]
Net revenues:
Total net revenues		¥ 2,011,446	$ 315,640	¥ 3,455,056	¥ 3,653,767
Leads Generation Services [Member]
Net revenues:
Total net revenues		2,988,075	468,894	3,198,832	3,275,544
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues		¥ 2,237,483	$ 351,110	¥ 2,004,671	¥ 1,491,440

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.